18) Cash, balances with banks and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash Balances With Banks And Cash Equivalents Tables Abstract
Cash and balances with banks
a)	Cash and balances with banks

	R$ thousand
	On December 31
	2020	2019
Cash and due from banks in domestic currency	17,747,628	14,802,308
Cash and due from banks in foreign currency	6,096,396	4,185,462
Compulsory deposits with the Central Bank (1)	83,757,533	90,622,337
Investments in gold	1,037	892
Total	107,602,594	109,610,999

(1) Compulsory deposits with the Central Bank of Brazil refer to a minimum balance that financial institutions must maintain at the Central Bank of Brazil based on a percentage of deposits received from third parties.

Cash and cash equivalents
b)	Cash and cash equivalents

	R$ thousand
	On December 31
	2020	2019
Cash and due from banks in domestic currency	17,747,628	14,802,308
Cash and due from banks in foreign currency	6,096,396	4,185,462
Interbank investments (1)	166,975,928	42,890,831
Investments in gold	1,037	892
Total	190,820,989	61,879,493

(1) It refers to operations with maturity date on the effective date of investment equal to or less than 90 days and insignificant risk of change in the fair value. Of this amount, R$125,241,658 thousand (2019 – R$38,451,100 thousand) refers to financial assets pledged as collateral.